RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2017
RESTRICTED CASH
Schedule of restricted cash

Restricted cash consists of the following (in millions):

	December 31,	December 31,
	2017	2016
Escrow deposits on vacation ownership products	$70	$67
HOAs	137	—
Securitization VIEs	20	34
Other	3	17
Total restricted cash	$230	$118